14. INCOME TAX AND SOCIAL CONTRIBUTION (Details Narrative) R$ in Thousands	60 Months Ended
Dec. 31, 2017 BRL (R$)
Income Tax And Social Contribution Details Narrative
Profits generated foreign subsidiaries	R$ 926,161
Additional taxation in Brazil form profits generated foreign subsidiaries	R$ 302,482